Consolidated Statements of Operations (Parenthetical) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net revenues:
Fees received from a related party	$ 2,526	$ 852
Amortization of deferred revenue	$ 18,745	$ 4,686